Equity Incentive Plans (Tables)	12 Months Ended
Apr. 30, 2019
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of equity awards available for grant	The equity awards available for grant for the periods presented were as follows:
	Year Ended April 30,
	2019	2018
Available at beginning of fiscal year	2,061,282	4,989,092
Awards authorized	12,000,000	7,500,000
Options granted	(4,722,404)	(11,264,179)
Options cancelled	976,130	1,137,867
Options repurchased	43,630	-
RSUs granted	(732,701)	(57,000)
RSAs granted	-	(244,498)
RSUs cancelled	23,186	-
Available at end of period	9,649,123	2,061,282

Summary of stock option activity

The following table summarizes stock option activity for the 2012 Plan (in thousands, except share and per share data):

	Options Outstanding
	Number of Options Outstanding	Weighted- Average Exercise Price	Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Balance as of April 30, 2017	12,928,320	$5.80	7.65	$45,303
Stock options granted	11,264,179	$11.71
Stock options exercised	(817,148)	$4.78
Stock options cancelled	(1,137,867)	$9.39
Balance as of April 30, 2018	22,237,484	$8.65	8.31	$98,365
Stock options granted	4,722,404	$23.27
Stock options exercised	(3,117,320)	$5.95
Stock options cancelled	(976,130)	$11.78
Balance as of April 30, 2019	22,866,438	$11.90	7.98	$1,684,106
Exercisable as of April 30, 2019	9,767,010	$7.67	7.07	$760,696

Summary of RSA activity

The following table summarizes RSA activity for the 2012 Plan:

	Number of Awards	Weighted- Average Grant Date Fair Value
Outstanding at April 30, 2017	-	$-
RSAs granted	244,498	$11.46
Outstanding at April 30, 2018	244,498	$11.46
RSAs subscribed	(244,498)	$11.46
Outstanding at April 30, 2019	-

Summary of RSU activity

The following table summarizes RSU activity for the 2012 Plan:

	Number of Awards	Weighted- Average Grant Date Fair Value
Outstanding and unvested at April 30, 2017	-	$-
RSUs granted	57,000	$13.07
Outstanding and unvested at April 30, 2018	57,000	$13.07
RSUs granted	732,701	$64.55
RSUs released	(26,048)	$14.84
RSUs cancelled	(23,186)	$59.93
Outstanding and unvested at April 30, 2019	740,467	$62.48

Assumptions Used to Estimated Fair Value of Stock Options Granted

The fair value of stock options granted was estimated on the date of grant using the Black-Scholes option pricing model with the following assumptions:

	Year Ended April 30,
	2019	2018	2017
Expected term (in years)	6.02 - 6.08	6.02 - 6.08	6.02 - 6.08
Expected stock price volatility	40.5% - 46.7%	40.7% - 44.1%	40.4% - 43.5%
Risk-free interest rate	2.4% - 3.1%	1.8% - 2.6%	1.3% - 2.2%
Dividend yield	0%	0%	0%

Summary of Stock-based Compensation Expense Related to Tender Offer Included in Consolidated Statement of Operations

Total stock-based compensation expense related to the tender offer included in the consolidated statement of operations for the year ended April 30, 2017 was as follows (in thousands):

Cost of revenue—cost of subscription—self-managed and SaaS	$62
Cost of revenue—professional services	10
Research and development	1,440
Sales and marketing	1,207
General and administrative	11,038
Total stock-based compensation expense	$13,757

Total stock-based compensation expense recognized in the Company’s consolidated statements of operations was as follows (in thousands):

	Year Ended April 30,
	2019	2018	2017
Cost of revenue—cost of subscription—self-managed and SaaS	$3,383	$699	$268
Cost of revenue—professional services	1,208	329	98
Research and development	16,100	5,045	3,302
Sales and marketing	11,996	3,560	3,420
General and administrative	7,255	3,109	11,798
Total stock-based compensation expense	$39,942	$12,742	$18,886